Income Tax - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Accrued expenses	$ 210	$ 189
Equity awards	1,014	285
Net operating losses	499	4
General business credit	415	300
Deferred rent	0	47
Accrued compensation	315	282
Right-of-use asset	1,171	0
Capitalized research expenditures	970	0
Tax original issue discount	359	491
Capitalized interest carryforward	1,346	195
Other	131	0
Gross deferred tax assets	6,430	1,793
Less: Valuation allowance	(286)	0
Total deferred tax assets	6,144	1,793
Deferred tax liabilities:
Intangible assets	(17,168)	(22,551)
Lease liability	(1,089)	0
Other	(415)	(154)
Total gross deferred tax liabilities:	(18,672)	(22,705)
Net deferred tax liabilities	$ (12,528)	$ (20,912)